PREFERRED SHARES (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014
Preferred Shares [Line Items]
Preferred shares (Note 20)	2,255	2,255	1,813
Preferred Stock, Redeemed on Designated Conversion Date, Price per Share	25.00	25.00
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum	90 days
Preferred Stock Period of Bond Considered for Dividend Yield Calculation	5 years
Series 1
Preferred Shares [Line Items]
Preferred shares, authorized	9,498,423	9,498,423	9,498,423
Preferred shares, outstanding	9,498,423	9,498,423	9,498,423
Preferred stock, current yield (percentage)	3.27%
Annual Dividend Rate per Share (in Canadian dollars per share)	0.82		0.82
Redemption price per share (in Canadian dollars per share)	25.00	25.00	25.00
Preferred shares (Note 20)	233	233	539
Period of subsequent interval for redemption of preferred stock	5 years
Period of subsequent interval for conversion of preferred stock	5 years
Conversion of Stock, Shares Converted		12,501,577
Series 2
Preferred Shares [Line Items]
Preferred shares, authorized	12,502,000	12,502,000
Preferred stock, current yield (percentage)	2.82%
Redemption price per share (in Canadian dollars per share)	25.50	25.50
Preferred shares (Note 20)	306	306	0
Series 3
Preferred Shares [Line Items]
Preferred shares, authorized	14,000,000	14,000,000	14,000,000
Preferred shares, outstanding	14,000,000	14,000,000	14,000,000
Preferred stock, current yield (percentage)	4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)	1.00		1.00
Redemption price per share (in Canadian dollars per share)	25.00	25.00	25.00
Preferred shares (Note 20)	343	343	343
Period of subsequent interval for redemption of preferred stock	5 years
Period of subsequent interval for conversion of preferred stock	5 years
Series 5
Preferred Shares [Line Items]
Preferred shares, authorized	14,000,000	14,000,000	14,000,000
Preferred shares, outstanding	14,000,000	14,000,000	14,000,000
Preferred stock, current yield (percentage)	4.40%
Annual Dividend Rate per Share (in Canadian dollars per share)	1.10		1.10
Redemption price per share (in Canadian dollars per share)	25.00	25.00	25.00
Preferred shares (Note 20)	342	342	342
Period of subsequent interval for redemption of preferred stock	5 years
Period of subsequent interval for conversion of preferred stock	5 years
Series 7
Preferred Shares [Line Items]
Preferred shares, authorized	24,000,000	24,000,000	24,000,000
Preferred shares, outstanding	24,000,000	24,000,000	24,000,000
Preferred stock, current yield (percentage)	4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)	1.00		1.00
Redemption price per share (in Canadian dollars per share)	25	25	25.00
Preferred shares (Note 20)	589	589	589
Period of subsequent interval for redemption of preferred stock	5 years
Period of subsequent interval for conversion of preferred stock	5 years
Series 9
Preferred Shares [Line Items]
Preferred shares, authorized	18,000,000	18,000,000	18,000,000
Preferred shares, outstanding	18,000,000	18,000,000	18,000,000
Preferred stock, current yield (percentage)	4.25%
Annual Dividend Rate per Share (in Canadian dollars per share)	1.06		1.06
Redemption price per share (in Canadian dollars per share)	25	25	25.00
Preferred shares (Note 20)	442	442	0
Period of subsequent interval for redemption of preferred stock	5 years
Period of subsequent interval for conversion of preferred stock	5 years
Number of shares issued				18,000,000
Shares Issued, Price Per Share				25
Gross proceeds from public offering of preferred shares				450
Government of Canada, Treasury Bill Rate | Series 2
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%	1.92%
Government of Canada, Treasury Bill Rate | Series 4
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%	1.28%
Government of Canada, Treasury Bill Rate | Series 6
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%	1.54%
Government of Canada, Treasury Bill Rate | Series 8
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%	2.38%
Government of Canada, Treasury Bill Rate | Series 10
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum				2.35%
Government of Canada, Five-Year Bond Yield | Series 1
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%	1.92%
Government of Canada, Five-Year Bond Yield | Series 3
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%	1.28%
Government of Canada, Five-Year Bond Yield | Series 5
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%	1.54%
Government of Canada, Five-Year Bond Yield | Series 7
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%	2.38%
Government of Canada, Five-Year Bond Yield | Series 9
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.35%	2.35%